Loans payable - Non-controlling interest loans (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Incremental borrowing rate	12.00%	10.00%	10.00%
Non-controlling interest loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 94,136	$ 85,214
Incremental borrowing rate	10.00%